Restructuring Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 53	$ 21	$ 389
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			192
Other Income (Expense) [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 197
Retirement Benefits [Member] | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 21